Insurance Receivables (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Insurance revenue, amounts relating to changes in liability for remaining coverage [abstract]
Receivables from insurance companies and intermediaries	$ 2,610,528	$ 233,316
Less: Expected credit loss on insurance receivables	(6,393,719)	(6,093,638)
Insurance receivables	$ 112,974,844	$ 108,247,631